ABERDEEN FUNDS

Aberdeen Multi-Manager Alternative Strategies Fund

Aberdeen Multi-Manager Alternative Strategies Fund II

(the “Funds”)

Incorporated herein by reference are the Funds’ revised prospectuses and SAI filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 22, 2015 (SEC Accession No. 0001104659-15-072155).